                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED FEBRUARY 26, 2007
              TO THE PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

      Effective for Contracts for which we receive applications and initial Purchase Payments (or, for Contracts being purchased pursuant to an exchange under section 1035 of the Internal Revenue Code, applications and transfer paperwork) on or after February 26, 2007, this supplement revises certain information about the Predictor Plus version of the Guaranteed Minimum Income Benefit, which may be added by rider in states where approved to American Forerunner Series variable annuity Contracts issued by New England Life Insurance Company ("we," "us," or "our"). This supplement also revises certain disclosure in the prospectus regarding the addition of a guaranteed minimum income benefit, the guaranteed minimum accumulation benefit or a guaranteed withdrawal benefit rider to certain decedent Contracts.

      This supplement revises information contained in the Prospectus dated May 1, 2006 (as supplemented) for the Contracts. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at (800) 435-4117 to request a free copy.

      Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.    PREDICTOR PLUS

      - For Contracts for which we receive applications and initial Purchase Payments (or, for Contracts being purchased pursuant to an exchange under section 1035 of the Internal Revenue Code, applications and transfer paperwork) on or after February 26, 2007, the Predictor Plus is as described in the prospectus as revised by this supplement.

      - For Contracts for which we receive applications and initial Purchase Payments (or, for Contracts being purchased pursuant to an exchange as noted above, applications and transfer paperwork) prior to February 26, 2007, the Predictor Plus is as described in the prospectus without giving effect to this supplement.

                                      * * *

        DESCRIPTION OF GUARANTEED MINIMUM INCOME BENEFIT (PREDICTOR PLUS)

Effective February 26, 2007, the prospectus for the Contract is revised as follows:

      1. HIGHLIGHTS

In the "HIGHLIGHTS" section, in the "Charges" subsection, replace the text following the fifth bullet with the following:

      for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 0.80% for the Predictor Plus or 0.50% for the Predictor or GMIB I imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for Predictor Plus).

      2. FEE TABLES AND EXAMPLES

In the "FEE TABLE" section, in the "Other Contract Fees" table, replace the "Guaranteed Minimum Income Benefit (the Predictor Plus)" rider charge with the following:

Guaranteed Minimum Income Benefit (the Predictor Plus) (5)              Current Charge: 0.80%
                                                             Maximum Guaranteed Charge: 1.50%

In same section, insert prior to the last sentence of note (5) to the "Other Contract Fees" table the following:

      Different Charges for the Predictor Plus were in effect prior to February 26, 2007.

In the "Examples" subsection of the same section, Examples 1 through 5 are replaced with the following:

      EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $1,497  $ 2,902  $ 4,248  $  7,547
(b)........  $1,105  $ 1,792  $ 2,509  $  4,636

      (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted)(2):

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $  797  $ 2,362  $ 3,888  $  7,547
(b)........  $  405  $ 1,252  $ 2,149  $  4,636

      EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $1,756  $ 3,247  $ 4,684  $  7,971
(b)........  $1,350  $ 2,104  $ 2,907  $  5,053

      (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted)(2):

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $  856  $ 2,527  $ 4,144  $  7,971
(b)........  $  450  $ 1,384  $ 2,367  $  5,053

      EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no withdrawal charges apply to the C Class):

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $  829  $ 2,448  $ 4,014  $  7,726
(b)........  $  438  $ 1,349  $ 2,307  $  4,928

      EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $1,520  $ 2,872  $ 3,977  $  7,672
(b)........  $1,129  $ 1,770  $ 2,260  $  4,841

      (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted)(2):

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $  820  $ 2,422  $ 3,977  $  7,672
(b)........  $  429  $ 1,320  $ 2,260  $  4,841

      EXAMPLE 5. This Example assumes that you invest $10,000 in a P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $1,588  $ 3,054  $ 4,386  $  7,481
(b)........  $1,195  $ 1,941  $ 2,638  $  4,538

      (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted)(2):

             1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------  -------  -------  --------
(a)........  $  788  $ 2,334  $ 3,846  $  7,481
(b)........  $  395  $ 1,221  $ 2,098  $  4,538

      3. HOW THE CONTRACT WORKS

In the "How the Contract Works" chart, in the "Optional Rider Charges" box, replace the text following the second bullet with the following:

            Guaranteed Minimum Income Benefit Riders range: 0.50% - 0.80% of the Income Base (up to 1.50% upon Optional Reset).

      4. EXPENSES

In the "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" section, the "Guaranteed Minimum Income Benefit Rider" subsection is replaced with the following:

      If you have selected a Guaranteed Minimum Income Benefit Rider (""GMIB") -- either the Predictor Plus, Predictor or GMIB I, we impose a charge of 0.80% (for the Predictor Plus) and 0.50% (for the Predictor or GMIB I) of the Income Base at the time the charge is assessed. For the Predictor Plus, if you elect an Optional Reset on any Contract Anniversary as permitted, we may increase the GMIB charge to the then current charge, but no more than a maximum of 1.50% of the Income Base. The rider charge is deducted from your Contract Value pro rata from each Subaccount and, if available, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued prior to February 26, 2007, the charge for the Predictor Plus (prior to Optional Reset) is 0.75% of the Income Base. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the GMIB charge is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paper work were received in good order at our Annuity Administrative Office by February 14, 2003, and for which an initial Purchase Payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%). See "GUARANTEED MINIMUM INCOME BENEFIT" for more information on how the charge is calculated.

      5. GUARANTEED MINIMUM INCOME BENEFIT (PREDICTOR PLUS)

In the "GUARANTEED MINIMUM INCOME BENEFIT" section, insert after the fifth sentence of the first paragraph the following:

      For Contracts issued prior to February 26, 2007, we offered a version of Predictor Plus that is no longer available.

In the same section, the following two paragraphs replace the first paragraph in the "Description of the Predictor Plus" subsection:

      NOTE: For Contracts issued prior to February 26, 2007, we offered a version of the Predictor Plus that is no longer available. The prior version differs with respect to the calculation of the Annual Increase Amount and the applicable rider charge. These differences are described below as applicable.

      The Predictor Plus is identical to the Predictor, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the Annual Increase Rate is 6% per year through the Contract Anniversary on or following the Contract Owner's 85th birthday (5% per year for Contracts issued prior to February 26, 2007), and (b) the amount of total Withdrawal Adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of the Predictor" above will be set equal to the dollar amount of total withdrawals in such

      Contract Year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year (5% per year for Contracts issued prior to February 26, 2007); (2) you may exercise a "Guaranteed Principal Option," in which case you will receive an additional amount to be added to the Contract Value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your Contract Value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging
      (DCA) program; (5) the termination provisions are expanded; and (6) the additional charge for the Predictor Plus is 0.80% (rather than 0.75% for the Predictor Plus in Contracts issued prior to February 26, 2007 and 0.50% for the Predictor) of the Income Base (with a maximum charge of 1.50% of the Income Base applicable upon the exercise of the Optional Reset feature). A description of certain of these features follows.

The entire "Optional Reset" section of the "Description of the Predictor Plus"
section is replaced with the following:

      OPTIONAL RESET (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 27, 2006). On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. Such a reset may be beneficial if your Contract Value has grown at a rate above the 6% accumulation rate (5% for Contracts issued prior to February 26, 2007) on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the Predictor Plus by restarting the waiting period, and the Predictor Plus Rider charge will be reset to the fee we charge new Contract purchasers for the same Predictor Plus Rider at that time. An Optional Reset is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

      You may elect either 1) a one-time Optional Reset at any Contract Anniversary provided the above requirements are met, or 2) Optional Resets to occur automatically ("Optional Automatic Resets"). If you elect Optional Automatic Resets, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Optional Automatic Reset. You may discontinue this election at any time by notifying us in writing or by any other method acceptable to us, at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Optional Automatic Resets to continue. If you discontinue or do not re-elect the Optional Automatic Resets, no Optional Reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above.

      We must receive your request to exercise the Optional Reset in writing, or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Reset to occur on that Contract Anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the Predictor Plus Rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of Contract.

      The Optional Reset will:

      (1) reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Reset election;

      (2) reset the Predictor Plus Waiting Period to the tenth Contract Anniversary following the date the Optional Reset took effect; and

      (3) reset the Predictor Plus Rider charge to the then current level we charge for the same Predictor Plus Rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

      On the date of the reset, the Contract Value on that day will be treated as a single Purchase Payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and Withdrawal Adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

      OPTIONAL RESET (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 27, 2006). If your Contract was issued prior to February 27, 2006, you may elect an Optional Reset as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the automatic reset feature is not available.

The following cross-reference is added at the end of the "Description of the Predictor Plus" section:

      See Appendix E for examples illustrating the operation of the Predictor Plus.

      6. APPENDIX E - GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

      Replace section (5) of Appendix E with the following:

      (5) The Optional Reset - Predictor Plus (for Contracts issued prior to February 26, 2007)

      Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your Contract prior to February 27, 2006, you may elect an Optional Reset on any Contract Anniversary on or after the third Contract Anniversary and may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)

      The effect of the Optional Reset election is:

      (1) The 5% Annual Increase Amount resets from $105,000 to $110,000;

      (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

      (3) The Predictor Plus Rider charge is reset to the fee we charge new Contract Owners for Predictor Plus at that time; and

      (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

      The 5% Annual Increase Amount increases to $115,500 on the fourth anniversary ($130,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Reset at this time, because the Contract Value is less than the 5% Annual Increase Amount.

      (6) The Optional Reset: Optional Automatic Reset (for Contracts issued on or after to February 26, 2007) -- Predictor Plus

      Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Optional Automatic Reset feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

      The effect of the Optional Reset is:

      (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;

      (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

      (3) The Predictor Plus Rider charge is reset to the fee we charge new Contract Owners for Predictor Plus at that time; and

      (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

      The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Optional Automatic Reset feature. Because your Contract Value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

      The effect of the Optional Reset is:

      (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;

      (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

      (3) The Predictor Plus Rider charge is reset to the fee we charge new Contract Owners for Predictor Plus at that time; and

      (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

      Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Optional Automatic Reset feature, and other requirements were met).

      The effect of each Optional Reset is:

      (1) The 6% Annual Increase Amount automatically resets to the higher Contract Value;

      (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;

      (3) The Predictor Plus Rider charge is reset to the fee we charge new Contract Owners for Predictor Plus at that time; and

      (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

      After the seventh Contract Anniversary, the initial Optional Automatic Reset election expires. Assume you do not make a new election of the Optional Automatic Reset. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your Contract Value is lower than your 6% Annual

      Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the Contract Anniversary on or after your 85th birthday. Also, please note:

      (1) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);

      (2) The Predictor Plus Rider charge remains at its current level; and

      (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                             [GRAPHIC TO APPEAR HERE]

II.   GMIB, GMAB AND GWB RIDERS AND DECEDENT CONTRACTS

      1. GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS.

In the "GUARANTEED MINIMUM INCOME BENEFIT" section, replace the subsection entitled "GMIB, Qualified Contracts and Decedent Contracts" with the following:

      GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

      The GMIB may have limited usefulness in connection with a qualified Contract, such as an IRA (see "Federal Income Tax Status -- Taxation of Qualified Contracts"), in circumstances where the Contract Owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

      Additionally, the GMIB is not appropriate for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Considerations -- Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases). Under the tax rules, such Contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the Contract Owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such Beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the Beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

      2. GUARANTEED WITHDRAWAL BENEFIT AND DECEDENT CONTRACTS

In the "GUARANTEED WITHDRAWAL BENEFIT" section, add the following as the very last paragraph:

      GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. In the event the Lifetime Withdrawal Guarantee is made available for purchase by a Beneficiary under a decedent's IRA (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) and the Beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59-1/2, the required minimum distributions received from the Contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such Contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the Contract Owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a Beneficiary who has not attained age 59-1/2.

      Note that the GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee are not appropriate for purchase by a Beneficiary under a decedent's Non-Qualified Contract.

      3. GUARANTEED MINIMUM ACCUMULATION BENEFIT

In the "GUARANTEED MINIMUM ACCUMULATION BENEFIT" section, add the following as the very last paragraph:

      GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not appropriate for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status -- Taxation of Non-Qualified Contracts") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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